Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Equity:
Common Stock, Shares Outstanding (in shares)	100	100
Common Stock, Shares Issued (in shares)	100	100
Common Stock, Par Value (in dollars per share)	$ 1	$ 1